UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA INCOME STOCK FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2009

[LOGO OF USAA]
   USAA(R)

                       [GRAPHIC OF USAA INCOME STOCK FUND]

 ========================================

    SEMIANNUAL REPORT
    USAA INCOME STOCK FUND
    FUND SHARES o INSTITUTIONAL SHARES
    JANUARY 31, 2009

 ========================================

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

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FUND OBJECTIVE

CURRENT INCOME WITH THE PROSPECT OF INCREASING DIVIDEND INCOME AND THE POTENTIAL FOR CAPITAL APPRECIATION.
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TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                          2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             8

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  15

   Notes to Portfolio of Investments                                         33

   Financial Statements                                                      34

   Notes to Financial Statements                                             37

EXPENSE EXAMPLE                                                              54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"REMEMBER, WHEN THE MARKETS REBOUND,
THOSE WHO ARE INVESTED TEND TO REAP THE          [PHOTO OF CHRISTOPHER W. CLAUS]
GREATEST REWARDS."

--------------------------------------------------------------------------------

FEBRUARY 2009

"When will the investment markets and the economy start to improve?" This is the question I am asked the most. Although I don't have the answer (no one does), I do have a few observations.

In 2008, the corporate and municipal bond markets suffered one of the worst sell-offs in history. "Credit spreads" widened dramatically in response to poor liquidity conditions, institutional investors' forced selling, major investment firms' bankruptcies, and dealers' unwillingness to add bonds to their inventory. (Credit spread is the difference between the yield of a fixed-income security and a comparable U.S. Treasury. When spreads widen, bond prices fall.) In my opinion, the widest credit spreads are behind us, and while the road ahead will be bumpy, as of the writing of this commentary, I expect gradual narrowing. Under the circumstances, investors with time horizons of three to five years may find some attractive opportunities in municipal and high-quality corporate bonds because of their potential for income generation and price improvement.

Money market yields declined during the period as the Federal Reserve (the Fed) cut short-term interest rates nearly to zero. The Fed is expected to keep rates artificially low throughout 2009 as a catalyst for economic recovery, so money market yields are likely to remain low. Yields should begin improving once the Fed starts increasing short-term rates. A change in monetary policy also may be a sign that Fed governors believe the financial crisis is waning.

The outlook for equities is harder to gauge. I expect 2009 to be challenging as the economy continues to contract and unemployment rises to perhaps 9% or higher. Consumer confidence already has reached record lows, and

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2  | USAA INCOME STOCK FUND

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corporate earnings have been weak. The stock market -- like the economy -- is unlikely to make a lasting recovery until housing prices bottom, retail sales improve, and the toxic assets are flushed through the financial system. But in this period of fear with the indiscriminate selling of securities, many of our investment managers are seeing the best buying opportunities they've seen in decades in some of the largest, most durable franchises in the S&P 500 Index. No one knows when this value will be unlocked, but, as of the writing of this commentary, long-term investors have a range of interesting opportunities to consider.

In today's investment climate, patience -- and an investment plan that suits your goals, risk tolerance, and time horizon -- is essential. It will take time to unravel the excesses of recent years, but the economy and the investment markets eventually will recover. A prudent way to manage the situation is by paying down debt (a dollar saved in interest is as valuable as a dollar earned on an investment), living within your means, protecting your credit score, refinancing your mortgage if it makes sense, and building investment positions when securities are at historically low prices.

Rest assured that whatever happens, USAA will continue delivering guidance, world-class service, and a range of no-load mutual funds. If you want to review your investment strategy, our experienced investment professionals are happy to assist -- at no charge to you. They can help you set up a schedule to invest fixed amounts at regular intervals. Remember, when the markets rebound, those who are invested tend to reap the greatest rewards.

From all of us at USAA, thank you for your business and the opportunity to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. o Mutual fund operating expenses apply and continue throughout the life of the fund.
o Systematic investment plans do not assure a profit or protect against loss in declining markets.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY
ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF SAM WILDERMAN]                               [PHOTO OF DAVID SCHMIDT]

SAM WILDERMAN, CFA                                     DAVID SCHMIDT, CFA
Grantham, Mayo,                                        OFI Institutional Asset
Van Otterloo & Co. LLC                                 Management, Inc.

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o HOW DID THE FUND PERFORM?

  For the six-month period ended January 31, 2009, the USAA Income Stock Fund Shares had a total return of -31.85%. This compares to returns of -35.10% for the Russell 1000 Value Index and -32.54% for the Lipper Equity Income Funds Index.

  The Fund's subadvisers are Grantham, Mayo, Van Otterloo & Co. LLC (GMO) and OFI Institutional Asset Management, Inc. (OFII).

  During the six-month period, the Fund's dual-manager approach mitigated the impact of the bear market as GMO significantly outperformed the Russell 1000 Value Index and OFII performed roughly in line with the index.

o HOW DID THE GMO PORTION ACHIEVE ITS STRONG PERFORMANCE RELATIVE TO THE RUSSELL 1000 VALUE INDEX?

  The GMO portion of the Fund has had a bias toward high-quality stocks since mid-2004. From then until the bear market took hold in 2008, this bias detracted from performance as investors consistently rewarded what GMO viewed as lower-quality companies, specifically those with highly leveraged balance sheets and unsustainable profitability. As the bear market became more firmly entrenched, investors sought safe

  Refer to page 10 for benchmark definitions.

  Past performance is no guarantee of future results.

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4  | USAA INCOME STOCK FUND

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  haven in companies with clean balance sheets and stable returns. Among the top-performing high-quality holdings in the GMO portion of the Fund for the period were Pfizer, Inc., Wal-Mart Stores, Inc., Coca-Cola Co., UnitedHealth Group, Inc., and PepsiCo, Inc.

  Sector allocation and individual stock selection had equally positive impacts during the reporting period. The GMO portion of the Fund had particularly good stock selection within financials, and lowered its exposure to the sector ahead of and during the period; GMO also avoided some of the biggest losers in the sector.

  GMO's focus on high-quality stocks led its portion of the Fund to be overweight in the consumer staples sector, with a focus on retail. Our value-oriented tools also led us to invest in Exxon Mobil Corp., Chevron Corp., and Travelers Companies, Inc., while our momentum tools drove our investment in Johnson & Johnson. Some of the positive stocks we've mentioned screened well in terms of value, quality, and momentum.

o AS THE ECONOMY RECOVERS, DO YOU THINK HIGHER-RISK STOCKS WILL RETURN TO FAVOR, AFFECTING GMO'S PERFORMANCE GAINS?

  Our research indicates that higher-quality stocks do better throughout a recession, and there is little evidence that the economy will change course quickly. We think consumers are likely to continue to buy only what they need; we want to own companies that can better maintain profitability as consumers retrench.

  Financials remain our biggest underweight relative to the index. We are aware that there could be strong mini-rallies within the group in response to expectations about or actual announcements of government action. However, we believe that the fundamental impact of any measures the government takes will become clearer in the future.

  You will find a complete list of securities that the Fund owns on pages 15-32.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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  Finally, we are very wary of value traps, or stocks that look cheap but whose fundamentals are deteriorating. We have tools to help us seek to identify value, quality, and momentum. By staying true to our discipline, we allow these tools to come through for shareholders over the long term.

o IS OFII SATISFIED WITH THE PERFORMANCE OF ITS PORTION OF THE FUND FOR THE PERIOD?

  OFII runs an enhanced index strategy, seeking to outperform the index over time with many small decisions about individual stocks as opposed to big positions based on macroeconomic or market views. Overall, our portion of the Fund held up well given the extreme conditions in the market.

  For much of the period, market dislocation and fear caused the valuation and risk measures we use to be less effective than normal. Toward the end of the period, we saw our risk and quality measures swing back into favor. OFII's valuation measures have yet to re-assert themselves fully, largely because of the many value traps that GMO discussed.

  This bear market has in many ways unfolded like the one that followed the technology bubble earlier in the decade. There was some initial choppiness in the market followed by indiscriminate selling as fear of a protracted bear market grew - a pattern very much like what we saw in 2008 following the bursting of the housing/credit bubble. As valuation and risk measures swung back into favor following the technology bubble, so did OFII's quantitative investment process. We see the same thing happening now as the market transitions back toward its normal risk-averse stance.

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6  | USAA INCOME STOCK FUND

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o WHAT AREAS STAND OUT IN TERMS OF OFII'S STOCK SELECTION DURING THE PERIOD?

  The portion of the Fund that OFII managed did best in financials, energy, and health care. As an enhanced index manager, the OFII team always will seek to have exposure to all sectors, but in the case of financials, we did a good job of trading in and out of certain stocks and being extremely careful with the highest-risk names. Given the extreme duress in financials, we put in a qualitative override to our quantitative process, and this proved successful as we avoided exposure to nearly all of the stocks that "blew up," even though those same names represented significant weights in the benchmark. Our timing was generally also good in energy and health care stocks.

  We had poor stock selection in utilities, owning Reliant Energy, Inc., a company that suffered as a hurricane hit the Texas coast and took production off-line. We also didn't own Southern Co. at a time when it would have been advantageous to (we later purchased it), and Duke Energy Corp., two of the strongest performers in the sector.

  Looking ahead, we are very comfortable with our approach. Ultimately, individual company fundamentals drive stock prices, and that's where our focus will remain.

  Reliant Energy, Inc. was sold out of the Fund prior to January 31, 2009.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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FUND RECOGNITION

USAA INCOME STOCK FUND SHARES

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                             LIPPER LEADER (OVERALL)

                                       [5]
                                     EXPENSE

The Fund Shares are listed as a Lipper Leader for Expense of 233 funds within the Lipper Equity Income Funds category for the overall period ended January 31, 2009. The Fund Shares received a Lipper Leader rating for Expense among 233, 183, and 102 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of January 31, 2009.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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8  | USAA INCOME STOCK FUND

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INVESTMENT OVERVIEW

USAA INCOME STOCK FUND SHARES (Symbol: USISX)

--------------------------------------------------------------------------------
                                              1/31/09               7/31/08
--------------------------------------------------------------------------------
Net Assets                                 $1,115.0 Million     $1,758.1 Million
Net Asset Value Per Share                       $8.43                $12.53

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/09
--------------------------------------------------------------------------------
7/31/08 TO 1/31/09*             1 YEAR              5 YEARS             10 YEARS
     -31.85%                    -39.68%              -5.05%              -1.38%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
                                      0.80%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 RUSSELL 1000       LIPPER EQUITY INCOME       USAA INCOME STOCK
                  VALUE INDEX            FUNDS INDEX              FUND SHARES
                 ------------       --------------------       -----------------
 1/31/1999        $10,000.00             $10,000.00               $10,000.00
 2/28/1999          9,858.85               9,814.75                 9,655.00
 3/31/1999         10,062.88              10,021.87                 9,908.22
 4/30/1999         11,002.75              10,733.63                10,637.82
 5/31/1999         10,881.81              10,583.43                10,602.10
 6/30/1999         11,197.74              10,917.07                11,007.12
 7/31/1999         10,869.91              10,641.38                10,627.03
 8/31/1999         10,466.48              10,393.02                10,411.30
 9/30/1999         10,100.72              10,025.17                10,145.03
10/31/1999         10,682.09              10,362.78                10,483.38
11/30/1999         10,598.55              10,304.70                10,225.59
12/31/1999         10,649.72              10,432.21                10,173.22
 1/31/2000         10,302.30              10,036.60                 9,882.23
 2/29/2000          9,536.88               9,471.56                 9,111.96
 3/31/2000         10,700.50              10,347.89                10,265.19
 4/30/2000         10,575.98              10,269.41                10,230.68
 5/31/2000         10,687.48              10,424.67                10,564.23
 6/30/2000         10,199.04              10,200.34                10,229.56
 7/31/2000         10,326.76              10,259.44                10,217.97
 8/31/2000         10,901.36              10,861.14                10,762.77
 9/30/2000         11,001.19              10,837.02                10,691.32
10/31/2000         11,271.41              11,064.92                10,931.71
11/30/2000         10,853.04              10,675.98                10,697.33
12/31/2000         11,396.77              11,210.79                11,274.26
 1/31/2001         11,440.60              11,303.48                11,268.21
 2/28/2001         11,122.47              10,926.42                10,995.89
 3/31/2001         10,729.44              10,526.71                10,827.50
 4/30/2001         11,255.63              11,073.50                11,351.22
 5/31/2001         11,508.47              11,265.76                11,576.54
 6/30/2001         11,253.22              10,986.04                11,138.38
 7/31/2001         11,229.30              10,974.10                11,297.67
 8/31/2001         10,779.50              10,611.86                10,966.83
 9/30/2001         10,020.83               9,880.82                10,215.43
10/31/2001          9,934.59               9,931.53                10,092.05
11/30/2001         10,512.15              10,444.10                10,523.86
12/31/2001         10,759.74              10,627.62                10,803.31
 1/31/2002         10,676.83              10,523.35                10,700.60
 2/28/2002         10,693.97              10,538.83                10,739.12
 3/31/2002         11,199.91              10,938.21                11,201.69
 4/30/2002         10,815.80              10,565.47                10,820.99
 5/31/2002         10,870.02              10,574.55                10,904.87
 6/30/2002         10,245.90               9,911.05                10,232.51
 7/31/2002          9,293.45               9,115.11                 9,266.93
 8/31/2002          9,363.62               9,182.49                 9,221.57
 9/30/2002          8,322.49               8,226.78                 8,173.10
10/31/2002          8,939.07               8,725.28                 8,531.28
11/30/2002          9,502.21               9,225.84                 9,045.76
12/31/2002          9,089.48               8,881.13                 8,750.57
 1/31/2003          8,869.44               8,633.97                 8,488.83
 2/28/2003          8,632.99               8,420.64                 8,290.75
 3/31/2003          8,647.31               8,432.72                 8,257.91
 4/30/2003          9,408.49               9,078.62                 8,805.60
 5/31/2003         10,015.81               9,623.74                 9,331.94
 6/30/2003         10,141.04               9,724.35                 9,421.20
 7/31/2003         10,292.05               9,832.84                 9,385.49
 8/31/2003         10,452.42               9,978.95                 9,549.77
 9/30/2003         10,350.44               9,911.96                 9,549.90
10/31/2003         10,983.87              10,405.73                10,166.95
11/30/2003         11,132.88              10,535.50                10,367.85
12/31/2003         11,819.10              11,174.73                11,005.11
 1/31/2004         12,026.94              11,348.37                11,271.77
 2/29/2004         12,284.71              11,563.22                11,451.95
 3/31/2004         12,177.17              11,432.21                11,349.23
 4/30/2004         11,879.57              11,240.42                11,045.43
 5/31/2004         12,000.72              11,312.36                11,059.89
 6/30/2004         12,284.27              11,571.06                11,333.56
 7/31/2004         12,111.25              11,325.82                11,115.75
 8/31/2004         12,283.48              11,441.11                11,260.96
 9/30/2004         12,473.88              11,605.74                11,387.32
10/31/2004         12,681.24              11,733.26                11,380.03
11/30/2004         13,322.38              12,258.19                11,985.50
12/31/2004         13,768.51              12,629.78                12,328.13
 1/31/2005         13,524.11              12,401.54                12,046.94
 2/28/2005         13,972.32              12,767.58                12,461.33
 3/31/2005         13,780.59              12,570.50                12,181.38
 4/30/2005         13,533.79              12,340.00                11,876.10
 5/31/2005         13,859.58              12,630.82                12,337.74
 6/30/2005         14,011.32              12,738.56                12,572.89
 7/31/2005         14,416.70              13,147.97                12,984.26
 8/31/2005         14,354.00              13,072.13                12,819.71
 9/30/2005         14,555.54              13,174.99                12,915.96
10/31/2005         14,185.86              12,916.29                12,615.42
11/30/2005         14,652.19              13,299.91                12,976.07
12/31/2005         14,739.71              13,362.88                13,041.78
 1/31/2006         15,312.17              13,781.06                13,548.01
 2/28/2006         15,405.64              13,843.31                13,608.07
 3/31/2006         15,614.35              14,014.76                13,732.00
 4/30/2006         16,011.14              14,324.43                13,990.44
 5/31/2006         15,606.70              13,957.11                13,551.09
 6/30/2006         15,706.53              14,006.38                13,630.71
 7/31/2006         16,088.25              14,188.45                13,942.27
 8/31/2006         16,357.53              14,461.08                14,201.90
 9/30/2006         16,683.60              14,767.39                14,545.45
10/31/2006         17,229.71              15,239.16                14,962.52
11/30/2006         17,623.04              15,535.67                15,197.13
12/31/2006         18,018.63              15,821.90                15,520.81
 1/31/2007         18,249.06              16,034.59                15,732.29
 2/28/2007         17,964.56              15,851.65                15,382.89
 3/31/2007         18,242.30              16,029.46                15,550.47
 4/30/2007         18,916.41              16,697.01                16,132.23
 5/31/2007         19,598.71              17,292.32                16,695.52
 6/30/2007         19,140.76              17,004.40                16,290.98
 7/31/2007         18,255.62              16,351.87                15,437.95
 8/31/2007         18,460.18              16,529.42                15,614.12
 9/30/2007         19,094.25              17,016.24                16,049.06
10/31/2007         19,096.35              17,200.35                16,002.49
11/30/2007         18,163.04              16,441.93                15,145.55
12/31/2007         17,987.40              16,292.92                15,007.69
 1/31/2008         17,266.95              15,551.43                14,423.11
 2/29/2008         16,543.51              15,046.05                13,778.05
 3/31/2008         16,419.12              14,895.58                13,588.40
 4/30/2008         17,219.48              15,571.47                14,206.52
 5/31/2008         17,192.14              15,710.69                14,155.85
 6/30/2008         15,546.49              14,300.26                12,807.93
 7/31/2008         15,490.37              14,191.75                12,767.18
 8/31/2008         15,753.52              14,345.46                13,001.53
 9/30/2008         14,596.08              13,212.14                12,158.47
10/31/2008         12,069.32              11,055.43                10,077.39
11/30/2008         11,203.84              10,313.59                 9,452.03
12/31/2008         11,359.35              10,524.68                 9,661.30
 1/31/2009         10,053.15               9,574.47                 8,700.33

                                  [END CHART]

         Data from 1/31/99 to 1/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund Shares to the following benchmarks:

o The unmanaged Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

o The unmanaged Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA INCOME STOCK FUND

================================================================================

USAA INCOME STOCK FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                                                     1/31/09
--------------------------------------------------------------------------------
Net Assets                                                        $17.0 Million
Net Asset Value Per Share                                             $8.42

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/09
--------------------------------------------------------------------------------
                            Since Inception 8/01/08**
                                     -31.61%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
                                      0.62%

*The USAA Income Stock Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. FOR THE FIRST TWO FISCAL YEARS, USAA INVESTMENT MANAGEMENT COMPANY (IMCO) HAS VOLUNTARILY AGREED TO LIMIT THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.62%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE INSTITUTIONAL SHARES' ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2009, WAS 0.62% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INCOME STOCK         LIPPER EQUITY INCOME     RUSSELL 1000
               FUND INSTITUTIONAL SHARES         FUNDS INDEX          VALUE INDEX
               -------------------------     --------------------     ------------
 7/31/2008            $10,000.00                  $10,000.00           $10,000.00
 8/31/2008             10,208.00                   10,108.31            10,169.88
 9/30/2008              9,549.79                    9,309.73             9,422.68
10/31/2008              7,915.22                    7,790.03             7,791.50
11/30/2008              7,424.04                    7,267.31             7,232.78
12/31/2008              7,586.24                    7,416.05             7,333.17
 1/31/2009              6,838.98                    6,746.50             6,489.93

                                   [END CHART]

         *Data from 7/31/08 to 1/31/09.

         See page 10 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Stock Fund Institutional Shares to the benchmarks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Lipper Equity Income Funds Index and the Russell 1000 Value Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

12  | USAA INCOME STOCK FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                  AS OF 1/31/09
                          (% of Net Assets of the Fund)

Exxon Mobil Corp. .......................................................   8.1%
Chevron Corp. ...........................................................   4.8%
Johnson & Johnson .......................................................   3.5%
ConocoPhillips ..........................................................   3.0%
Pfizer, Inc. ............................................................   2.9%
Amgen, Inc. .............................................................   2.2%
AT&T, Inc. ..............................................................   2.1%
Wal-Mart Stores, Inc. ...................................................   2.0%
Procter & Gamble Co. ....................................................   1.9%
General Electric Co. ....................................................   1.8%

You will find a complete list of securities that the Fund owns on pages 15-32.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                    o SECTOR ASSET ALLOCATION -- 1/31/2009* o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Energy                                                                     21.3%
Health Care                                                                19.2%
Financials                                                                 16.7%
Consumer Staples                                                           11.7%
Consumer Discretionary                                                      7.5%
Industrials                                                                 6.3%
Information Technology                                                      5.8%
Utilities                                                                   4.1%
Telecommunication Services                                                  4.0%
Materials                                                                   1.9%
Money Market Instruments                                                    1.3%

                                   [END CHART]

* Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA INCOME STOCK FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2009 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.5%)

             CONSUMER DISCRETIONARY (7.5%)
             -----------------------------
             ADVERTISING (0.2%)
   760,700   Interpublic Group of Companies, Inc.*                                       $    2,533
                                                                                         ----------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    26,300   Coach, Inc.*                                                                       384
     3,700   Columbia Sportswear Co.                                                            106
    37,100   Jones Apparel Group, Inc.                                                          129
                                                                                         ----------
                                                                                                619
                                                                                         ----------
             APPAREL RETAIL (0.4%)
    58,400   Foot Locker, Inc.                                                                  430
    74,200   Gap, Inc.                                                                          837
   343,200   Limited Brands, Inc.                                                             2,718
                                                                                         ----------
                                                                                              3,985
                                                                                         ----------
             AUTO PARTS & EQUIPMENT (0.1%)
    17,600   Autoliv, Inc.                                                                      324
    43,500   Johnson Controls, Inc.                                                             544
                                                                                         ----------
                                                                                                868
                                                                                         ----------
             AUTOMOBILE MANUFACTURERS (0.0%)
    14,800   Thor Industries, Inc.                                                              156
                                                                                         ----------
             AUTOMOTIVE RETAIL (0.1%)
    86,400   AutoNation, Inc.*                                                                  802
    10,400   O'Reilly Automotive, Inc.*                                                         302
    48,300   Penske Automotive Group, Inc.                                                      358
                                                                                         ----------
                                                                                              1,462
                                                                                         ----------
             BROADCASTING (0.3%)
    24,400   Cablevision Systems Corp. "A"                                                      391
    84,200   CBS Corp. "B"                                                                      482
   149,300   Liberty Global, Inc. "A"*                                                        2,175
    32,600   Time Warner Cable, Inc. "A"*                                                       607
                                                                                         ----------
                                                                                              3,655
                                                                                         ----------
             CABLE & SATELLITE (0.9%)
   709,700   Comcast Corp. "A"                                                               10,397
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             COMPUTER & ELECTRONICS RETAIL (0.0%)
    37,200   RadioShack Corp.                                                            $      426
                                                                                         ----------
             DEPARTMENT STORES (0.4%)
    32,200   J.C. Penney Co., Inc.                                                              539
    53,000   Kohl's Corp.*                                                                    1,946
    24,600   Macy's, Inc.                                                                       220
    52,000   Sears Holdings Corp.*                                                            2,128
                                                                                         ----------
                                                                                              4,833
                                                                                         ----------
             DISTRIBUTORS (0.2%)
    81,000   Genuine Parts Co.                                                                2,594
                                                                                         ----------
             EDUCATION SERVICES (0.1%)
       800   Apollo Group, Inc. "A"*                                                             65
    20,100   Career Education Corp.*                                                            438
       700   ITT Educational Services, Inc.*                                                     86
                                                                                         ----------
                                                                                                589
                                                                                         ----------
             GENERAL MERCHANDISE STORES (0.3%)
    31,700   Family Dollar Stores, Inc.                                                         880
    58,100   Target Corp.                                                                     1,813
                                                                                         ----------
                                                                                              2,693
                                                                                         ----------
             HOME FURNISHINGS (0.3%)
   257,400   Leggett & Platt, Inc.                                                            3,215
    12,400   Mohawk Industries, Inc.*                                                           398
                                                                                         ----------
                                                                                              3,613
                                                                                         ----------
             HOME IMPROVEMENT RETAIL (2.0%)
   690,600   Home Depot, Inc.                                                                14,869
   400,400   Lowe's Companies, Inc.                                                           7,315
                                                                                         ----------
                                                                                             22,184
                                                                                         ----------
             HOMEBUILDING (0.3%)
    32,300   Centex Corp.                                                                       275
    71,266   D.R. Horton, Inc.                                                                  425
    26,400   KB Home                                                                            282
    43,400   Lennar Corp. "A"                                                                   334
    11,663   M.D.C. Holdings, Inc.                                                              357
     1,091   NVR, Inc.*                                                                         465
    88,300   Pulte Homes, Inc.                                                                  896
    28,500   Toll Brothers, Inc.*                                                               485
                                                                                         ----------
                                                                                              3,519
                                                                                         ----------

================================================================================

16  | USAA INCOME STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             HOMEFURNISHING RETAIL (0.1%)
     7,400   Aaron Rents, Inc. "B"                                                       $      162
    46,700   Bed Bath & Beyond, Inc.*                                                         1,085
     7,500   Rent-A-Center, Inc.*                                                               111
                                                                                         ----------
                                                                                              1,358
                                                                                         ----------
             HOTELS, RESORTS, & CRUISE LINES (0.0%)
    17,500   Royal Caribbean Cruises Ltd.                                                       113
                                                                                         ----------
             HOUSEHOLD APPLIANCES (0.1%)
     9,800   Black & Decker Corp.                                                               284
    12,200   Snap-On, Inc.                                                                      368
    10,500   Stanley Works                                                                      328
     8,700   Whirlpool Corp.                                                                    291
                                                                                         ----------
                                                                                              1,271
                                                                                         ----------
             HOUSEWARES & SPECIALTIES (0.0%)
     3,700   Jarden Corp.*                                                                       39
                                                                                         ----------
             LEISURE PRODUCTS (0.3%)
   119,500   Hasbro, Inc.                                                                     2,884
    28,200   Mattel, Inc.                                                                       400
                                                                                         ----------
                                                                                              3,284
                                                                                         ----------
             MOTORCYCLE MANUFACTURERS (0.0%)
     3,600   Harley-Davidson, Inc.                                                               44
                                                                                         ----------
             MOVIES & ENTERTAINMENT (0.9%)
   723,000   Time Warner, Inc.                                                                6,746
   161,100   Walt Disney Co.                                                                  3,331
                                                                                         ----------
                                                                                             10,077
                                                                                         ----------
             PUBLISHING (0.1%)
     1,366   E.W. Scripps Co. "A"                                                                 2
   135,100   Gannett Co., Inc.                                                                  780
    33,200   McClatchy Co. "A"                                                                   22
     7,300   Meredith Corp.                                                                     117
    54,200   New York Times Co. "A"                                                             269
                                                                                         ----------
                                                                                              1,190
                                                                                         ----------
             RESTAURANTS (0.1%)
    20,600   McDonald's Corp.                                                                 1,195
                                                                                         ----------
             SPECIALTY STORES (0.2%)
    24,400   OfficeMax, Inc.                                                                    134
   146,900   Staples, Inc.                                                                    2,342
                                                                                         ----------
                                                                                              2,476
                                                                                         ----------
             Total Consumer Discretionary                                                    85,173
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             CONSUMER STAPLES (11.7%)
             ------------------------
             AGRICULTURAL PRODUCTS (0.5%)
   219,200   Archer-Daniels-Midland Co.                                                  $    6,002
     5,600   Bunge Ltd.                                                                         240
                                                                                         ----------
                                                                                              6,242
                                                                                         ----------
             DRUG RETAIL (0.7%)
    71,700   CVS Caremark Corp.                                                               1,927
   226,800   Walgreen Co.                                                                     6,217
                                                                                         ----------
                                                                                              8,144
                                                                                         ----------
             FOOD RETAIL (0.3%)
     6,900   Casey's General Stores, Inc.                                                       147
    17,900   Kroger Co.                                                                         403
     4,500   Ruddick Corp.                                                                      108
    67,300   Safeway, Inc.                                                                    1,442
    42,742   SUPERVALU, Inc.                                                                    750
                                                                                         ----------
                                                                                              2,850
                                                                                         ----------
             HOUSEHOLD PRODUCTS (2.3%)
     9,500   Clorox Co.                                                                         476
    25,500   Colgate-Palmolive Co.                                                            1,659
     1,200   Energizer Holdings, Inc.*                                                           57
    42,500   Kimberly-Clark Corp.                                                             2,188
   391,100   Procter & Gamble Co.                                                            21,315
                                                                                         ----------
                                                                                             25,695
                                                                                         ----------
             HYPERMARKETS & SUPER CENTERS (2.1%)
    12,200   BJ's Wholesale Club, Inc.*                                                         350
     2,200   Costco Wholesale Corp.                                                              99
   486,000   Wal-Mart Stores, Inc.                                                           22,900
                                                                                         ----------
                                                                                             23,349
                                                                                         ----------
             PACKAGED FOODS & MEAT (2.4%)
    12,400   Campbell Soup Co.                                                                  377
    98,400   ConAgra Foods, Inc.                                                              1,683
   160,700   Dean Foods Co.*                                                                  3,108
   114,500   General Mills, Inc.                                                              6,773
   103,500   H.J. Heinz Co.                                                                   3,778
     9,200   Hershey Co.                                                                        343
    15,700   Hormel Foods Corp.                                                                 468
     7,000   J.M. Smucker Co.                                                                   316
    10,000   Kellogg Co.                                                                        437
   191,779   Kraft Foods, Inc. "A"                                                            5,379

================================================================================

18  | USAA INCOME STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
     2,100   Ralcorp Holdings, Inc.*                                                     $      124
   400,900   Sara Lee Corp.                                                                   4,021
    33,800   Tyson Foods, Inc. "A"                                                              299
                                                                                         ----------
                                                                                             27,106
                                                                                         ----------
             PERSONAL PRODUCTS (0.0%)
     5,300   Alberto-Culver Co.                                                                 130
                                                                                         ----------
             SOFT DRINKS (1.9%)
   267,800   Coca-Cola Co.                                                                   11,441
   132,000   Pepsi Bottling Group, Inc.                                                       2,546
    13,600   PepsiAmericas, Inc.                                                                219
   149,300   PepsiCo, Inc.                                                                    7,499
                                                                                         ----------
                                                                                             21,705
                                                                                         ----------
             TOBACCO (1.5%)
   561,400   Altria Group, Inc.                                                               9,286
   124,500   Philip Morris International, Inc.                                                4,625
    87,700   Reynolds American, Inc.                                                          3,348
     7,500   Universal Corp.                                                                    229
                                                                                         ----------
                                                                                             17,488
                                                                                         ----------
             Total Consumer Staples                                                         132,709
                                                                                         ----------
             ENERGY (21.3%)
             --------------
             INTEGRATED OIL & GAS (16.9%)
   770,101   Chevron Corp.                                                                   54,307
   710,077   ConocoPhillips                                                                  33,750
 1,200,400   Exxon Mobil Corp.                                                               91,807
    10,260   Hess Corp.                                                                         571
   193,600   Marathon Oil Corp.                                                               5,272
     1,800   Murphy Oil Corp.                                                                    79
   104,700   Occidental Petroleum Corp.                                                       5,711
                                                                                         ----------
                                                                                            191,497
                                                                                         ----------
             OIL & GAS DRILLING (0.4%)
    36,100   ENSCO International, Inc.                                                          988
    20,900   Helmerich & Payne, Inc.                                                            469
    11,700   Hercules Offshore, Inc.*                                                            44
   226,000   Nabors Industries Ltd.*                                                          2,475
    40,200   Patterson-UTI Energy, Inc.                                                         384
     2,200   Unit Corp.*                                                                         55
                                                                                         ----------
                                                                                              4,415
                                                                                         ----------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
   111,500   BJ Services Co.                                                                  1,226
     6,800   Complete Production Services, Inc.*                                                 44

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
     1,600   Oil States International, Inc.*                                             $       29
     7,300   Tidewater, Inc.                                                                    304
                                                                                         ----------
                                                                                              1,603
                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.5%)
    99,600   Anadarko Petroleum Corp.                                                         3,659
   103,760   Apache Corp.                                                                     7,782
   270,100   Chesapeake Energy Corp.                                                          4,270
    29,100   Cimarex Energy Co.                                                                 723
   126,100   Devon Energy Corp.                                                               7,768
     2,500   Encore Acquisition Co.*                                                             68
    17,700   EOG Resources, Inc.                                                              1,199
    12,200   Forest Oil Corp.*                                                                  183
     7,400   Helix Energy Solutions Group, Inc.*                                                 38
    20,200   Newfield Exploration Co.*                                                          388
    19,600   Noble Energy, Inc.                                                                 959
    26,300   Pioneer Natural Resources Co.                                                      385
     1,300   Plains Exploration & Production Co.*                                                27
     2,300   Stone Energy Corp.*                                                                 20
     3,000   Swift Energy Co.*                                                                   46
       900   Whiting Petroleum Corp.*                                                            26
     3,900   XTO Energy, Inc.                                                                   145
                                                                                         ----------
                                                                                             27,686
                                                                                         ----------
             OIL & GAS REFINING & MARKETING (1.3%)
    43,700   Sunoco, Inc.                                                                     2,024
   196,500   Tesoro Corp.                                                                     3,386
   373,000   Valero Energy Corp.                                                              8,997
     7,300   World Fuel Services Corp.                                                          246
                                                                                         ----------
                                                                                             14,653
                                                                                         ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     5,000   Overseas Shipholding Group, Inc.                                                   179
    48,400   Spectra Energy Corp.                                                               702
                                                                                         ----------
                                                                                                881
                                                                                         ----------
             Total Energy                                                                   240,735
                                                                                         ----------
             FINANCIALS (16.7%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
   218,400   Bank of New York Mellon Corp.                                                    5,622
     4,600   BlackRock, Inc. "A"                                                                501
     6,800   Franklin Resources, Inc.                                                           329
    36,200   Northern Trust Corp.                                                             2,082
                                                                                         ----------
                                                                                              8,534
                                                                                         ----------

================================================================================

20  | USAA INCOME STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             CONSUMER FINANCE (0.2%)
    56,200   American Express Co.                                                        $      940
    92,800   Capital One Financial Corp.                                                      1,470
     1,600   Student Loan Corp.                                                                  75
                                                                                         ----------
                                                                                              2,485
                                                                                         ----------
             DIVERSIFIED BANKS (1.6%)
    56,700   Comerica, Inc.                                                                     945
   384,249   U.S. Bancorp                                                                     5,702
   578,300   Wells Fargo & Co.                                                               10,930
                                                                                         ----------
                                                                                             17,577
                                                                                         ----------
             INSURANCE BROKERS (0.4%)
    27,200   Aon Corp.                                                                        1,008
    11,500   Arthur J. Gallagher & Co.                                                          271
     3,100   Brown & Brown, Inc.                                                                 59
   166,400   Marsh & McLennan Companies, Inc.                                                 3,217
                                                                                         ----------
                                                                                              4,555
                                                                                         ----------
             INVESTMENT BANKING & BROKERAGE (0.9%)
    54,270   Goldman Sachs Group, Inc.                                                        4,381
   271,131   Morgan Stanley                                                                   5,485
                                                                                         ----------
                                                                                              9,866
                                                                                         ----------
             LIFE & HEALTH INSURANCE (0.8%)
     2,500   AFLAC, Inc.                                                                         58
    14,500   Conseco, Inc.*                                                                      34
    25,700   Lincoln National Corp.                                                             389
   106,700   MetLife, Inc.                                                                    3,065
    18,800   Principal Financial Group, Inc.                                                    312
    15,300   Protective Life Corp.                                                              127
    34,500   Prudential Financial, Inc.                                                         888
    14,000   StanCorp Financial Group, Inc.                                                     361
    61,900   Torchmark Corp.                                                                  1,857
   136,200   Unum Group                                                                       1,929
                                                                                         ----------
                                                                                              9,020
                                                                                         ----------
             MULTI-LINE INSURANCE (0.5%)
   105,400   American Financial Group, Inc.                                                   1,790
    80,900   Assurant, Inc.                                                                   2,136
    83,300   Hartford Financial Services Group, Inc.                                          1,096
    39,400   HCC Insurance Holdings, Inc.                                                       922
    14,500   Unitrin, Inc.                                                                      185
                                                                                         ----------
                                                                                              6,129
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.5%)
 1,405,128   Bank of America Corp.                                                       $    9,246
 1,349,600   Citigroup, Inc.                                                                  4,791
   566,200   JPMorgan Chase & Co.                                                            14,444
                                                                                         ----------
                                                                                             28,481
                                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (3.6%)
   259,400   Allstate Corp.                                                                   5,621
    31,200   Axis Capital Holdings Ltd.                                                         757
   234,600   Chubb Corp.                                                                      9,989
    20,500   Cincinnati Financial Corp.                                                         450
    22,000   CNA Financial Corp.                                                                256
     3,700   Erie Indemnity Co.                                                                 131
    30,300   Fidelity National Financial, Inc. "A"                                              443
    23,300   First American Corp.                                                               509
     6,900   Hanover Insurance Group, Inc.                                                      279
       860   Markel Corp.*                                                                      232
    60,900   Mercury General Corp.                                                            2,359
    57,575   Old Republic International Corp.                                                   594
   169,800   Progressive Corp.*                                                               2,063
     1,100   RLI Corp.                                                                           62
   375,900   Travelers Companies, Inc.                                                       14,525
    73,000   W.R. Berkley Corp.                                                               1,933
    10,500   Zenith National Insurance Corp.                                                    295
                                                                                         ----------
                                                                                             40,498
                                                                                         ----------
             REGIONAL BANKS (1.5%)
   149,900   Associated Banc Corp.                                                            2,346
    47,700   Bank of Hawaii Corp.                                                             1,711
   233,500   BB&T Corp.                                                                       4,621
     7,000   City National Corp.                                                                242
    38,800   Cullen/Frost Bankers, Inc.                                                       1,698
   103,400   Fifth Third Bancorp                                                                247
    50,330   First Horizon National Corp.                                                       479
    21,800   Firstmerit Corp.                                                                   353
    32,600   Fulton Financial Corp.                                                             229
    56,500   Huntington Bancshares, Inc.                                                        163
    84,900   KeyCorp                                                                            618
     5,200   M&T Bank Corp.                                                                     202
    58,900   Marshall & Ilsley Corp.                                                            336
    43,400   PNC Financial Services Group, Inc.                                               1,412
   111,900   Popular, Inc.                                                                      307
    61,131   Regions Financial Corp.                                                            212
    28,400   SunTrust Banks, Inc.                                                               348

================================================================================

22  | USAA INCOME STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
     4,300   Susquehanna Bancshares, Inc.                                                $       47
    85,400   Synovus Financial Corp.                                                            338
    42,300   TCF Financial Corp.                                                                524
     3,600   Webster Financial Corp.                                                             15
     3,700   Whitney Holding Corp.                                                               48
    17,300   Wilmington Trust Corp.                                                             237
    27,300   Zions Bancorp                                                                      407
                                                                                         ----------
                                                                                             17,140
                                                                                         ----------
             REINSURANCE (0.8%)
    48,000   Arch Capital Group Ltd.*                                                         2,887
    62,700   Endurance Specialty Holdings Ltd.                                                1,709
    40,600   Everest Reinsurance Group Ltd.                                                   2,558
     5,800   OdysseyRe Holdings Corp.                                                           273
    11,900   PartnerRe Ltd.                                                                     780
    18,400   Reinsurance Group of America, Inc. "A"                                             656
     7,900   RenaissanceRe Holdings Ltd.                                                        353
     7,100   Transatlantic Holdings, Inc.                                                       228
                                                                                         ----------
                                                                                              9,444
                                                                                         ----------
             REITs - DIVERSIFIED (0.4%)
   115,700   Liberty Property Trust, Inc.                                                     2,314
    43,400   Vornado Realty Trust                                                             2,205
                                                                                         ----------
                                                                                              4,519
                                                                                         ----------
             REITs - INDUSTRIAL (0.0%)
    10,500   AMB Property Corp.                                                                 169
    17,800   ProLogis                                                                           178
                                                                                         ----------
                                                                                                347
                                                                                         ----------
             REITs - MORTGAGE (0.3%)
   195,400   Annaly Capital Management, Inc.                                                  2,958
                                                                                         ----------
             REITs - OFFICE (0.4%)
    41,870   Alexandria Real Estate Equities, Inc.                                            2,485
    21,100   Boston Properties, Inc.                                                            914
    26,000   Brandywine Realty Trust                                                            155
    36,100   Duke Realty Corp.                                                                  332
    55,200   HRPT Properties Trust                                                              175
     8,600   Kilroy Realty Corp.                                                                197
    25,000   Mack-Cali Realty Corp.                                                             508
                                                                                         ----------
                                                                                              4,766
                                                                                         ----------
             REITs - RESIDENTIAL (0.7%)
    23,554   Apartment Investment & Management Co. "A"                                          209
     9,500   AvalonBay Communities, Inc.                                                        492

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
    11,500   BRE Properties, Inc. "A"                                                    $      292
     2,200   Camden Property Trust                                                               58
   152,400   Equity Residential Properties Trust                                              3,647
    21,130   Essex Property Trust, Inc.                                                       1,396
   187,300   UDR, Inc.                                                                        2,197
                                                                                         ----------
                                                                                              8,291
                                                                                         ----------
             REITs - RETAIL (0.4%)
    30,300   CBL & Associates Properties, Inc.                                                  123
   170,200   Kimco Realty Corp.                                                               2,448
    11,200   Regency Centers Corp.                                                              395
   107,200   Weingarten Realty Investors                                                      1,736
                                                                                         ----------
                                                                                              4,702
                                                                                         ----------
             REITs - SPECIALIZED (0.5%)
    37,100   HCP, Inc.                                                                          866
    19,400   Health Care REIT, Inc.                                                             733
    10,700   Hospitality Properties Trust                                                       144
    85,700   Nationwide Health Properties, Inc.                                               2,188
    29,400   Public Storage                                                                   1,819
     4,800   Ventas, Inc.                                                                       134
                                                                                         ----------
                                                                                              5,884
                                                                                         ----------
             THRIFTS & MORTGAGE FINANCE (0.4%)
    25,100   Astoria Financial Corp.                                                            228
   149,300   Hudson City Bancorp, Inc.                                                        1,732
   176,400   New York Community Bancorp, Inc.                                                 2,337
                                                                                         ----------
                                                                                              4,297
                                                                                         ----------
             Total Financials                                                               189,493
                                                                                         ----------
             HEALTH CARE (19.2%)
             -------------------
             BIOTECHNOLOGY (2.6%)
   459,800   Amgen, Inc.*                                                                    25,220
    28,000   Biogen Idec, Inc.*                                                               1,362
    58,900   Gilead Sciences, Inc.*                                                           2,990
                                                                                         ----------
                                                                                             29,572
                                                                                         ----------
             HEALTH CARE DISTRIBUTORS (2.1%)
   187,900   AmerisourceBergen Corp.                                                          6,824
   170,400   Cardinal Health, Inc.                                                            6,416
    35,700   Henry Schein, Inc.*                                                              1,336
   214,700   McKesson Corp.                                                                   9,490
                                                                                         ----------
                                                                                             24,066
                                                                                         ----------

================================================================================

24  | USAA INCOME STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (0.5%)
     7,800   Hill-Rom Holdings, Inc.                                                     $      110
    50,900   Medtronic, Inc.                                                                  1,705
     1,600   Stryker Corp.                                                                       67
   101,100   Zimmer Holdings, Inc.*                                                           3,680
                                                                                         ----------
                                                                                              5,562
                                                                                         ----------
             HEALTH CARE FACILITIES (0.2%)
    51,900   Community Health Systems, Inc.*                                                    967
    20,800   LifePoint Hospitals, Inc.*                                                         469
    12,700   Universal Health Services, Inc. "B"                                                481
                                                                                         ----------
                                                                                              1,917
                                                                                         ----------
             HEALTH CARE SERVICES (0.4%)
    14,100   Express Scripts, Inc.*                                                             758
   122,700   Omnicare, Inc.                                                                   3,431
                                                                                         ----------
                                                                                              4,189
                                                                                         ----------
             HEALTH CARE SUPPLIES (0.0%)
     8,000   Cooper Companies, Inc.                                                             152
                                                                                         ----------
             HEALTH CARE TECHNOLOGY (0.0%)
     4,000   IMS Health, Inc.                                                                    58
                                                                                         ----------
             LIFE SCIENCES TOOLS & SERVICES (0.1%)
   122,000   PerkinElmer, Inc.                                                                1,540
                                                                                         ----------
             MANAGED HEALTH CARE (3.2%)
     7,600   AMERIGROUP Corp.*                                                                  212
   133,800   CIGNA Corp.                                                                      2,323
    71,300   Coventry Health Care, Inc.*                                                      1,079
    27,600   Health Net, Inc.*                                                                  404
     3,300   HealthSpring, Inc.*                                                                 57
    59,600   Humana, Inc.*                                                                    2,261
   704,095   UnitedHealth Group, Inc.                                                        19,947
   234,469   WellPoint, Inc.*                                                                 9,719
                                                                                         ----------
                                                                                             36,002
                                                                                         ----------
             PHARMACEUTICALS (10.1%)
    62,500   Abbott Laboratories                                                              3,465
     5,600   Bristol-Myers Squibb Co.                                                           120
   216,300   Eli Lilly and Co.                                                                7,964
     2,700   Endo Pharmaceuticals Holdings, Inc.*                                                61
   243,200   Forest Laboratories, Inc.*                                                       6,090
   690,800   Johnson & Johnson                                                               39,852
   147,900   King Pharmaceuticals, Inc.*                                                      1,293

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   267,900   Merck & Co., Inc.                                                           $    7,648
    32,700   Mylan, Inc.*                                                                       370
 2,258,000   Pfizer, Inc.                                                                    32,922
     4,600   ViroPharma, Inc.*                                                                   55
   345,500   Wyeth                                                                           14,846
                                                                                         ----------
                                                                                            114,686
                                                                                         ----------
             Total Health Care                                                              217,744
                                                                                         ----------
             INDUSTRIALS (6.3%)
             ------------------
             AEROSPACE & DEFENSE (1.5%)
   126,800   General Dynamics Corp.                                                           7,193
     5,300   L-3 Communications Holdings, Inc.                                                  419
    82,400   Northrop Grumman Corp.                                                           3,965
    90,600   Raytheon Co.                                                                     4,586
    19,700   United Technologies Corp.                                                          946
                                                                                         ----------
                                                                                             17,109
                                                                                         ----------
             AIR FREIGHT & LOGISTICS (0.1%)
     3,800   C.H. Robinson Worldwide, Inc.                                                      175
     7,900   FedEx Corp.                                                                        402
     9,600   United Parcel Service, Inc. "B"                                                    408
                                                                                         ----------
                                                                                                985
                                                                                         ----------
             AIRLINES (0.1%)
     9,100   JetBlue Airways Corp.*                                                              51
    75,700   Southwest Airlines Co.                                                             532
                                                                                         ----------
                                                                                                583
                                                                                         ----------
             BUILDING PRODUCTS (0.1%)
     6,500   Armstrong World Industries, Inc.                                                   108
    94,700   Masco Corp.                                                                        741
    20,400   Owens Corning, Inc.*                                                               272
     2,400   Simpson Manufacturing Co., Inc.                                                     48
                                                                                         ----------
                                                                                              1,169
                                                                                         ----------
             COMMERCIAL PRINTING (0.2%)
   254,900   R.R. Donnelley & Sons Co.                                                        2,488
                                                                                         ----------
             CONSTRUCTION & ENGINEERING (0.0%)
     3,400   Granite Construction, Inc.                                                         120
                                                                                         ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
    68,100   AGCO Corp.*                                                                      1,449
     2,100   PACCAR, Inc.                                                                        56
    16,800   Terex Corp.*                                                                       199
    20,100   Trinity Industries, Inc.                                                           231
                                                                                         ----------
                                                                                              1,935
                                                                                         ----------

================================================================================

26  | USAA INCOME STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             DIVERSIFIED SUPPORT SERVICES (0.0%)
     7,600   Cintas Corp.                                                                $      173
                                                                                         ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
     3,400   Baldor Electric Co.                                                                 47
     1,700   Regal-Beloit Corp.                                                                  58
                                                                                         ----------
                                                                                                105
                                                                                         ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
     6,300   Waste Management, Inc.                                                             196
                                                                                         ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.3%)
    96,000   Manpower, Inc.                                                                   2,732
                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (2.2%)
    23,700   3M Co.                                                                           1,275
     3,000   Carlisle Companies, Inc.                                                            56
 1,674,000   General Electric Co.                                                            20,305
     4,000   Teleflex, Inc.                                                                     213
   141,150   Tyco International Ltd.                                                          2,967
                                                                                         ----------
                                                                                             24,816
                                                                                         ----------
             INDUSTRIAL MACHINERY (0.4%)
     7,800   Crane Co.                                                                          136
    11,000   Danaher Corp.                                                                      615
    88,100   Dover Corp.                                                                      2,491
    13,600   Gardner Denver, Inc.*                                                              296
     7,150   Parker-Hannifin Corp.                                                              273
     3,030   SPX Corp.                                                                          128
     9,300   Timken Co.                                                                         139
                                                                                         ----------
                                                                                              4,078
                                                                                         ----------
             OFFICE SERVICES & SUPPLIES (0.1%)
     4,000   HNI Corp.                                                                           53
    68,500   Pitney Bowes, Inc.                                                               1,525
                                                                                         ----------
                                                                                              1,578
                                                                                         ----------
             RAILROADS (1.0%)
    23,850   Burlington Northern Santa Fe Corp.                                               1,580
    50,400   CSX Corp.                                                                        1,460
   175,500   Norfolk Southern Corp.                                                           6,732
    42,200   Union Pacific Corp.                                                              1,848
                                                                                         ----------
                                                                                             11,620
                                                                                         ----------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
     8,000   GATX Corp.                                                                         193
    13,700   United Rentals, Inc.*                                                               76
                                                                                         ----------
                                                                                                269
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             TRUCKING (0.1%)
     4,700   Con-Way, Inc.                                                               $      104
    32,300   Ryder System, Inc.                                                               1,091
     6,900   Werner Enterprises, Inc.                                                           103
                                                                                         ----------
                                                                                              1,298
                                                                                         ----------
             Total Industrials                                                               71,254
                                                                                         ----------
             INFORMATION TECHNOLOGY (5.8%)
             -----------------------------
             APPLICATION SOFTWARE (0.4%)
   304,800   Compuware Corp.*                                                                 1,981
     4,500   Fair Isaac Corp.                                                                    57
   155,213   Synopsys, Inc.*                                                                  2,871
    12,100   TIBCO Software, Inc.*                                                               65
                                                                                         ----------
                                                                                              4,974
                                                                                         ----------
             COMMUNICATIONS EQUIPMENT (1.7%)
   620,000   Cisco Systems, Inc.*                                                             9,282
   273,900   QUALCOMM, Inc.                                                                   9,463
                                                                                         ----------
                                                                                             18,745
                                                                                         ----------
             COMPUTER HARDWARE (0.3%)
    34,900   Dell, Inc.*                                                                        332
     1,800   Hewlett-Packard Co.                                                                 63
    31,320   International Business Machines Corp.                                            2,870
                                                                                         ----------
                                                                                              3,265
                                                                                         ----------
             COMPUTER STORAGE & PERIPHERALS (0.2%)
    12,700   Brocade Communications Systems, Inc.*                                               48
    48,800   Lexmark International, Inc. "A"*                                                 1,156
    42,000   QLogic Corp.*                                                                      476
     8,400   Western Digital Corp.*                                                             123
                                                                                         ----------
                                                                                              1,803
                                                                                         ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
    13,200   Affiliated Computer Services, Inc. "A"*                                            605
     7,800   Computer Sciences Corp.*                                                           287
    33,400   Convergys Corp.*                                                                   252
    73,900   DST Systems, Inc.*                                                               2,348
     1,800   Fiserv, Inc.*                                                                       57
                                                                                         ----------
                                                                                              3,549
                                                                                         ----------
             INTERNET SOFTWARE & SERVICES (0.2%)
    92,900   eBay, Inc.*                                                                      1,117
     2,830   Google, Inc. "A"*                                                                  958
    11,900   IAC/InterActiveCorp.*                                                              175
                                                                                         ----------
                                                                                              2,250
                                                                                         ----------

================================================================================

28  | USAA INCOME STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             IT CONSULTING & OTHER SERVICES (0.0%)
    20,000   Perot Systems Corp. "A"*                                                    $      260
     3,200   SAIC, Inc.*                                                                         63
                                                                                         ----------
                                                                                                323
                                                                                         ----------
             OFFICE ELECTRONICS (0.3%)
   508,350   Xerox Corp.                                                                      3,375
                                                                                         ----------
             SEMICONDUCTORS (0.1%)
   113,700   Intel Corp.                                                                      1,467
                                                                                         ----------
             SYSTEMS SOFTWARE (2.1%)
    39,500   McAfee, Inc.*                                                                    1,204
   709,600   Microsoft Corp.                                                                 12,134
   590,100   Oracle Corp.*                                                                    9,931
    54,700   Symantec Corp.*                                                                    839
                                                                                         ----------
                                                                                             24,108
                                                                                         ----------
             TECHNOLOGY DISTRIBUTORS (0.2%)
     4,400   Anixter International, Inc.*                                                       119
    15,600   Arrow Electronics, Inc.*                                                           297
    84,100   Ingram Micro, Inc. "A"*                                                          1,032
    21,000   Tech Data Corp.*                                                                   380
                                                                                         ----------
                                                                                              1,828
                                                                                         ----------
             Total Information Technology                                                    65,687
                                                                                         ----------
             MATERIALS (1.9%)
             ----------------
             ALUMINUM (0.1%)
   144,328   Alcoa, Inc.                                                                      1,124
                                                                                         ----------
             COMMODITY CHEMICALS (0.0%)
     7,400   Westlake Chemical Corp.                                                            101
                                                                                         ----------
             CONSTRUCTION MATERIALS (0.0%)
     9,100   Vulcan Materials Co.                                                               450
                                                                                         ----------
             DIVERSIFIED CHEMICALS (0.7%)
     6,700   Ashland, Inc.                                                                       54
     5,600   Cabot Corp.                                                                         75
   408,900   Dow Chemical Co.                                                                 4,739
   101,000   E.I. du Pont de Nemours & Co.                                                    2,319
     5,200   Eastman Chemical Co.                                                               135
     3,600   FMC Corp.                                                                          160
                                                                                         ----------
                                                                                              7,482
                                                                                         ----------
             DIVERSIFIED METALS & MINING (0.0%)
    10,700   Freeport-McMoRan Copper & Gold, Inc.                                               269
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             FOREST PRODUCTS (0.1%)
    55,600   Weyerhaeuser Co.                                                            $    1,520
                                                                                         ----------
             GOLD (0.0%)
     3,100   Newmont Mining Corp.                                                               124
                                                                                         ----------
             METAL & GLASS CONTAINERS (0.1%)
     7,700   Ball Corp.                                                                         295
    17,900   Pactiv Corp.*                                                                      387
                                                                                         ----------
                                                                                                682
                                                                                         ----------
             PAPER PACKAGING (0.1%)
    15,500   Bemis Co., Inc.                                                                    350
    14,900   Sealed Air Corp.                                                                   202
    20,400   Sonoco Products Co.                                                                468
                                                                                         ----------
                                                                                              1,020
                                                                                         ----------
             PAPER PRODUCTS (0.2%)
   144,865   MeadWestvaco Corp.                                                               1,686
                                                                                         ----------
             SPECIALTY CHEMICALS (0.3%)
     5,900   Cytec Industries, Inc.                                                             120
    66,400   Sigma-Aldrich Corp.                                                              2,396
    15,500   Valspar Corp.                                                                      269
                                                                                         ----------
                                                                                              2,785
                                                                                         ----------
             STEEL (0.3%)
     2,900   Carpenter Technology Corp.                                                          48
    28,400   Commercial Metals Co.                                                              327
    58,700   Nucor Corp.                                                                      2,394
    29,800   Reliance Steel & Aluminum Co.                                                      660
     2,600   Schnitzer Steel Industries, Inc. "A"                                               102
     2,000   United States Steel Corp.                                                           60
                                                                                         ----------
                                                                                              3,591
                                                                                         ----------
             Total Materials                                                                 20,834
                                                                                         ----------
             TELECOMMUNICATION SERVICES (4.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (3.8%)
   970,370   AT&T, Inc.                                                                      23,890
     9,400   CenturyTel, Inc.                                                                   255
     4,200   Embarq Corp.                                                                       150
   366,900   Frontier Communications Corp.                                                    2,976
   539,100   Qwest Communications International, Inc.                                         1,736
   405,188   Verizon Communications, Inc.                                                    12,103
   256,900   Windstream Corp.                                                                 2,230
                                                                                         ----------
                                                                                             43,340
                                                                                         ----------

================================================================================

30  | USAA INCOME STOCK FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     3,200   Leap Wireless International, Inc.*                                          $       81
   835,800   Sprint Nextel Corp.*                                                             2,031
                                                                                         ----------
                                                                                              2,112
                                                                                         ----------
             Total Telecommunication Services                                                45,452
                                                                                         ----------
             UTILITIES (4.1%)
             ----------------
             ELECTRIC UTILITIES (1.3%)
     1,700   Allete, Inc.                                                                        53
    15,900   DPL, Inc.                                                                          343
    43,200   Entergy Corp.                                                                    3,299
    19,800   Exelon Corp.                                                                     1,073
   121,300   FirstEnergy Corp.                                                                6,064
    27,700   Hawaiian Electric Industries, Inc.                                                 600
     1,100   IdaCorp, Inc.                                                                       32
    71,300   Pepco Holdings, Inc.                                                             1,270
    42,100   Southern Co.                                                                     1,408
     2,200   UniSource Energy Corp.                                                              62
                                                                                         ----------
                                                                                             14,204
                                                                                         ----------
             GAS UTILITIES (0.8%)
    11,000   Atmos Energy Corp.                                                                 270
     2,700   Energen Corp.                                                                       79
     1,400   Laclede Group, Inc.                                                                 63
    10,200   National Fuel Gas Co.                                                              306
     4,900   New Jersey Resources Corp.                                                         196
    11,700   Nicor, Inc.                                                                        400
     2,700   Northwest Natural Gas Co.                                                          116
   114,000   ONEOK, Inc.                                                                      3,331
    14,700   Piedmont Natural Gas Co., Inc.                                                     381
   229,500   Southern Union Co.                                                               2,958
     4,800   Southwest Gas Corp.                                                                124
    13,200   UGI Corp.                                                                          335
                                                                                         ----------
                                                                                              8,559
                                                                                         ----------
             MULTI-UTILITIES (2.0%)
   170,700   Dominion Resources, Inc.                                                         6,005
   103,100   DTE Energy Co.                                                                   3,557
    90,310   Integrys Energy Group, Inc.                                                      3,771
    24,900   MDU Resources Group, Inc.                                                          495
   315,700   NiSource, Inc.                                                                   3,056
     4,800   NSTAR                                                                              162
    10,000   PG&E Corp.                                                                         387
   188,700   TECO Energy, Inc.                                                                2,266

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
    56,800   Vectren Corp.                                                               $    1,465
    32,400   Wisconsin Energy Corp.                                                           1,445
    27,800   Xcel Energy, Inc.                                                                  513
                                                                                         ----------
                                                                                             23,122
                                                                                         ----------
             WATER UTILITIES (0.0%)
     6,700   Aqua America, Inc.                                                                 139
                                                                                         ----------
             Total Utilities                                                                 46,024
                                                                                         ----------
             Total Common Stocks (cost: $1,521,240)                                       1,115,105
                                                                                         ----------
             MONEY MARKET INSTRUMENTS (1.3%)

             MONEY MARKET FUNDS (1.3%)
14,160,327   State Street Institutional Liquid Reserve Fund, 1.12%(a) (cost: $14,160)        14,160
                                                                                         ----------
             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (0.0%)

             MONEY MARKET FUNDS (0.0%)
   226,184   AIM Short-Term Investment Co. Liquid Assets
              Portfolio, 1.10%(a) (cost: $226)                                                  226
                                                                                         ----------

             TOTAL INVESTMENTS (COST: $1,535,626)                                        $1,129,491
                                                                                         ==========

================================================================================

32  | USAA INCOME STOCK FUND

================================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

  REIT  Real estate investment trust

o SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at January 31, 2009.

    * Non-income-producing security. As of January 31, 2009, 87.4% of the Fund's net assets were invested in dividend-paying stocks.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,535,626)               $1,129,491
  Cash                                                                                 850
  Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                              152
         Nonaffiliated transactions                                                    694
      Dividends and interest                                                         1,926
      Securities sold                                                                4,517
      Other                                                                            121
                                                                                ----------
         Total assets                                                            1,137,751
                                                                                ----------
LIABILITIES
   Payables:
      Securities purchased                                                           4,145
      Capital shares redeemed                                                          665
   Accrued management fees                                                             440
   Accrued transfer agent's fees                                                        76
   Other accrued expenses and payables                                                 432
                                                                                ----------
         Total liabilities                                                           5,758
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $1,131,993
                                                                                ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                               $1,928,868
  Accumulated undistributed net investment income                                      971
  Accumulated net realized loss on investments                                    (391,711)
  Net unrealized depreciation of investments                                      (406,135)
                                                                                ----------
            Net assets applicable to capital shares outstanding                 $1,131,993
                                                                                ==========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $1,114,998/132,318 shares outstanding)         $     8.43
                                                                                ==========
      Institutional Shares (net assets of $16,995/2,018 shares outstanding)     $     8.42
                                                                                ==========

See accompanying notes to financial statements.

================================================================================

34  | USAA INCOME STOCK FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes of $1)                              $  23,838
   Interest                                                                  153
   Securities lending (net)                                                  229
                                                                       ---------
            Total income                                                  24,220
                                                                       ---------
EXPENSES
   Management fees                                                         3,113
   Administration and servicing fees:
       Fund Shares                                                         1,055
       Institutional Shares                                                    2
   Transfer agent's fees:
       Fund Shares                                                         1,632
       Institutional Shares                                                    2
   Custody and accounting fees:
       Fund Shares                                                           143
       Institutional Shares                                                    1
   Postage:
       Fund Shares                                                           124
   Shareholder reporting fees:
       Fund Shares                                                            41
   Trustees' fees                                                              6
   Registration fees:
       Fund Shares                                                            21
   Professional fees                                                          47
   Other                                                                      21
                                                                       ---------
            Total expenses                                                 6,208
   Expenses paid indirectly:
       Fund Shares                                                           (87)
                                                                       ---------
            Net expenses                                                   6,121
                                                                       ---------
NET INVESTMENT INCOME                                                     18,099
                                                                       ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                    (305,118)
   Change in net unrealized appreciation/depreciation                   (248,081)
                                                                       ---------
            Net realized and unrealized loss                            (553,199)
                                                                       ---------
   Decrease in net assets resulting from operations                    $(535,100)
                                                                       =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2009 (unaudited), and year ended
July 31, 2008

--------------------------------------------------------------------------------

                                                                      1/31/2009        7/31/2008
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $   18,099       $   42,552
   Net realized loss on investments                                    (305,118)         (69,284)
   Change in net unrealized appreciation/depreciation of
       investments                                                     (248,081)        (349,532)
                                                                     ---------------------------
       Decrease in net assets resulting from operations                (535,100)        (376,264)
                                                                     ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                      (19,735)         (43,284)
       Institutional Shares*                                               (173)               -
                                                                     ---------------------------
            Total distributions of net investment income                (19,908)         (43,284)
                                                                     ---------------------------
   Net realized gains:
       Fund Shares                                                            -         (155,605)
                                                                     ---------------------------
       Distributions to shareholders                                    (19,908)        (198,889)
                                                                     ---------------------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                          (91,939)          36,963
   Institutional Shares                                                  20,842                -
                                                                     ---------------------------
       Total net increase (decrease) in net assets from
            capital share transactions                                  (71,097)          36,963
                                                                     ---------------------------
   Capital contribution from USAA Transfer Agency
       Company (Note 7E):
       Fund Shares                                                            -               67
       Institutional Shares                                                  15                -
                                                                     ---------------------------
   Net decrease in net assets                                          (626,090)        (538,123)
NET ASSETS
   Beginning of period                                                1,758,083        2,296,206
                                                                     ---------------------------
   End of period                                                     $1,131,993       $1,758,083
                                                                     ===========================
Accumulated undistributed net investment income:
   End of period                                                     $      971       $    2,780
                                                                     ===========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

36  | USAA INCOME STOCK FUND

================================================================================

NOTES TO FINANCIAL
STATEMENTS

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

The Fund has two classes of shares: Income Stock Fund Shares (Fund Shares) and, effective August 1, 2008, Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected

================================================================================

38  | USAA INCOME STOCK FUND

================================================================================

         foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Repurchase agreements are valued at cost, which approximates market value.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

         securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

================================================================================

40  | USAA INCOME STOCK FUND

================================================================================

    The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of January 31, 2009:

    VALUATION INPUTS                                  INVESTMENTS IN SECURITIES
    ---------------------------------------------------------------------------
    Level 1 -- Quoted Prices                               $1,129,491,000
    Level 2 -- Other Significant Observable Inputs                      -
    Level 3 -- Significant Unobservable Inputs                          -
    ---------------------------------------------------------------------------
    Total                                                  $1,129,491,000
    ---------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    As of January 31, 2009, the Fund did not invest in any repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and

================================================================================

42  | USAA INCOME STOCK FUND

================================================================================

    used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2009, for the Fund Shares, brokerage commission recapture credits and custodian and other bank credits reduced expenses by $84,000 and $3,000, respectively, resulting in a total reduction in Fund Shares expenses of $87,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2009, the Fund paid CAPCO facility fees of $2,000, which represents 3.8% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2009, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2005, through July 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the

================================================================================

44  | USAA INCOME STOCK FUND

================================================================================

Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2009, were $632,274,000 and $704,595,000, respectively.

As of January 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2009, were $51,515,000 and $457,650,000, respectively, resulting in net unrealized depreciation of $406,135,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2009, the Fund received securities-lending income of $229,000, which is net of the 20%

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

income retained by Wachovia. As of January 31, 2009, the Fund had no securities out on loan; however, the Fund still had cash collateral of $229,000 pending settlement of broker accounts for recent lending activities. Of this amount, $226,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $3,000 remained in cash.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                                            SIX-MONTH PERIOD ENDED        YEAR ENDED
                                                                  1/31/2009                7/31/2008
---------------------------------------------------------------------------------------------------------
                                                             SHARES       AMOUNT      SHARES      AMOUNT
                                                            ---------------------------------------------
FUND SHARES:
Shares sold                                                   8,198    $   85,012     20,470    $ 298,637
Shares issued from reinvested dividends                       1,777        18,705     12,637      189,709
Shares redeemed                                             (17,927)     (195,656)   (30,808)    (451,383)
                                                            ---------------------------------------------
Net increase (decrease) from capital share transactions      (7,952)   $  (91,939)     2,299    $  36,963
                                                            =============================================
INSTITUTIONAL SHARES (COMMENCED ON AUGUST 1, 2008):
Shares sold                                                   2,023    $   20,854          -    $       -
Shares issued from reinvested dividends                          18           173          -            -
Shares redeemed                                                 (23)         (185)         -            -
                                                            ---------------------------------------------
Net increase from capital share transactions                  2,018    $   20,842          -    $       -
                                                            =============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the

================================================================================

46  | USAA INCOME STOCK FUND

================================================================================

   business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each class on a monthly basis by comparing each share class's performance to that of the Lipper Equity Income Funds Index over the performance period. The Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
   RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
   ----------------------------------------------------------------------------
   +/- 1.00% to 4.00%                   +/- 0.04%
   +/- 4.01% to 7.00%                   +/- 0.05%
   +/- 7.01% and greater                +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment, in the case of overperformance, or a negative adjustment, in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Equity Income Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $3,113,000, which is net of a performance adjustment for the Fund Shares and Institutional Shares of $(427,000) and less than $(500), respectively. For the Fund Shares and Institutional Shares, the performance adjustment was (0.06)% and less than (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENT -- The Manager has entered into investment subadvisory agreements with Grantham, Mayo, Van Otterloo & Co. LLC (GMO) and OFI Institutional Asset Management, Inc. (OFII), under which GMO and OFII direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays GMO and OFII subadvisory fees as follows: an annual amount of 0.18% of the portion of the Fund's average daily net assets that GMO manages; and an annual amount of 0.085% on the first $500 million of assets and 0.075% on assets over $500 million of the Fund's average daily net assets that OFII manages. For the six-month period ended January 31, 2009, the Manager incurred subadvisory fees, paid or payable to GMO and OFII, of $635,000 and $290,000, respectively.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid

================================================================================

48  | USAA INCOME STOCK FUND

================================================================================

   monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,055,000 and $2,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2009, the Fund reimbursed the Manager $10,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 0.62% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended January 31, 2009, the Institutional Shares did not incur any reimbursable expenses.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2009, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

   $1,632,000 and $2,000, respectively. For the six-month period ended January 31, 2009, the Institutional Shares recorded a capital contribution of $15,000 from SAS for adjustments related to corrections to shareholder accounts.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2009, the Fund recorded a receivable for capital shares sold of $152,000 for the Target Funds' purchases of Institutional Shares. As of January 31, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                  OWNERSHIP %
-----------------------------------------------------------------------------
USAA Target Retirement Income Fund                                    0.1%
USAA Target Retirement 2020 Fund                                      0.3
USAA Target Retirement 2030 Fund                                      0.4
USAA Target Retirement 2040 Fund                                      0.5
USAA Target Retirement 2050 Fund                                      0.2

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements

================================================================================

50  | USAA INCOME STOCK FUND

================================================================================

   designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                            SIX-MONTH
                                           PERIOD ENDED
                                            JANUARY 31,                         YEAR ENDED JULY 31,
                                           -----------------------------------------------------------------------------------
                                               2009             2008         2007           2006         2005             2004
                                           -----------------------------------------------------------------------------------
Net asset value at beginning of period     $    12.53     $    16.64   $    16.11     $    17.36   $    15.31       $    13.14
                                           -----------------------------------------------------------------------------------
Income (loss) from investment operations:
 Net investment income                            .14            .30          .30            .30          .32              .25
 Net realized and unrealized gain (loss)        (4.09)         (2.95)        1.42            .86         2.22             2.16
                                           -----------------------------------------------------------------------------------
Total from investment operations                (3.95)         (2.65)        1.72           1.16         2.54             2.41
                                           -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income                           (.15)          (.31)        (.30)          (.31)        (.32)            (.24)
 Realized capital gains                             -          (1.15)        (.89)         (2.10)        (.17)               -
                                           -----------------------------------------------------------------------------------
Total distributions                              (.15)         (1.46)       (1.19)         (2.41)        (.49)            (.24)
                                           -----------------------------------------------------------------------------------
Net asset value at end of period           $     8.43     $    12.53   $    16.64     $    16.11   $    17.36       $    15.31
                                           ===================================================================================
Total return (%)*                              (31.77)        (17.25)       10.66(a)        7.38        16.81            18.44
Net assets at end of period (000)          $1,114,998     $1,758,083   $2,296,206     $2,158,950   $2,088,535       $1,807,680
Ratios to average net assets:**
 Expenses (%)(b)                                  .88(c)         .80          .82(a)         .83          .78              .79
 Net investment income (%)                       2.56(c)        2.06         1.77           1.87         1.99             1.66
Portfolio turnover (%)                             44             91           74            108           73               54

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period.
    Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were $1,393,088,000.
(a) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                                 (.01%)         (.02%)       (.01%)         (.02%)       (.00%)(+)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

52  | USAA INCOME STOCK FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) --
INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                     SIX-MONTH
                                                                    PERIOD ENDED
                                                                     JANUARY 31,
                                                                       2009***
                                                                    ------------
Net asset value at beginning of period                                 $ 12.50
                                                                       -------
Income (loss) from investment operations:
 Net investment income(a)                                                  .13
 Net realized and unrealized loss(a)                                     (4.05)
                                                                       -------
Total from investment operations(a)                                      (3.92)
                                                                       -------
Less distributions from:
 Net investment income                                                    (.16)
                                                                       -------
Net asset value at end of period                                       $  8.42
                                                                       =======
Total return (%)*                                                       (31.61)
Net assets at end of period (000)                                      $16,995
Ratios to average net assets:**
 Expenses (%)(b)                                                           .62
 Net investment income (%)(b)                                             2.66
Portfolio turnover (%)                                                      44

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended January 31, 2009, average net assets were $10,075,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the six-month period ended January 31, 2009, average shares were 1,062,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

EXPENSE EXAMPLE

January 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2008, through January 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

================================================================================

54  | USAA INCOME STOCK FUND

================================================================================

for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                        BEGINNING            ENDING           DURING PERIOD*
                                      ACCOUNT VALUE      ACCOUNT VALUE       AUGUST 1, 2008 -
                                     AUGUST 1, 2008     JANUARY 31, 2009     JANUARY 31, 2009
                                     --------------------------------------------------------
FUND SHARES
Actual                                  $1,000.00           $  682.30             $3.69

Hypothetical
 (5% return before expenses)             1,000.00            1,020.82              4.43

INSTITUTIONAL SHARES
Actual                                   1,000.00              683.90              2.59

Hypothetical
 (5% return before expenses)             1,000.00            1,021.72              3.11

* Expenses are equal to the annualized expense ratio of 0.87% for Fund Shares and 0.62% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days for Fund Shares (to reflect the one-half-year period) and 181 days/365 days for Institutional Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of (31.77)% for Fund Shares and (31.61)% for Institutional Shares for the six-month period of August 1, 2008, through January 31, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

TRUSTEES                                 Christopher W. Claus
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
                                         Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                           USAA Investment Management Company
INVESTMENT ADVISER,                      P.O. Box 659453
UNDERWRITER, AND                         San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                            State Street Bank and Trust Company
ACCOUNTING AGENT                         P.O. Box 1713
                                         Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                              Ernst & Young LLP
REGISTERED PUBLIC                        100 West Houston St., Suite 1800
ACCOUNTING FIRM                          San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                              Under "Products & Services"
SELF-SERVICE 24/7                        click "Investments," then
AT USAA.COM                              "Mutual Funds"

OR CALL                                  Under "My Accounts" go to
(800) 531-USAA                           "Investments." View account balances,
        (8722)                           or click "I want to...," and select
                                         the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

                                                       [LOGO OF RECYCLED PAPER]

                                                               Recycled
                                                                 Paper

================================================================================

    USAA
    9800 Fredericksburg Road                                    --------------
    San Antonio, Texas 78288                                       PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
                                                                     USAA
                                                                --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23422-0309                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    03/31/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/02/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.